Income and expenses - Sales and marketing expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Sales and marketing expenses [Line Items]
Total	€ (49,151)	€ (44,636)	[1]	€ (52,989)
Sales and marketing expenses [Member]
Sales and marketing expenses [Line Items]
Purchase of goods and services	(6,704)	(5,960)		(9,228)
Amortization and depreciation	(1,892)	(1,946)		(1,346)
Payroll expenses	(40,555)	(36,521)		(42,055)
Other		(209)		(360)
Total	€ (49,151)	€ (44,636)		€ (52,989)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.